Goodwill and other intangible assets - Fair value (Details)	12 Months Ended
Dec. 31, 2024
IHS Latam tower businesses
Goodwill and other intangible assets
Discount rate	9.60%
Terminal growth rate	4.70%
Tenancy growth	5.60%
Period of gross margin	10 years
I-Systems
Goodwill and other intangible assets
Discount rate	9.40%
Terminal growth rate	4.70%
Period of gross margin	10 years
I-Systems | Minimum
Goodwill and other intangible assets
Homes connected	700,000
I-Systems | Maximum
Goodwill and other intangible assets
Homes connected	3,100,000